Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Summary of investment properties

RMB’000
Cost:

As at 1 January 2020	602,659
Transferred from property plant and equipment (note 16)	24,829

At 31 December 2020 and 1 January 2021	627,488

Transferred from property plant and equipment (note 16)	90
Transferred to property plant and equipment (note 16)	(1,164)

At 31 December 2021	626,414

Accumulated depreciation:

At 1 January 2020	(235,191)
Charge for the year	(15,184)
Transferred from property plant and equipment (note 16)	(9,527)

At 31 December 2020 and 1 January 2021	(259,902)

Charge for the year	(15,325)
Transferred from property plant and equipment (note 16)	(87)
Transferred to property plant and equipment (note 16)	1,088

At 31 December 2021	(274,226)

Net book value:
At 31 December 2020	367,586

At 31 December 2021	352,188

Disclosure of maturity analysis of operating lease payments	Undiscounted lease payments under
non-cancellable
operating leases in place at the reporting date will be receivable by the Group in future periods as follows :

	2020	2021
	RMB’000	RMB’000
Within 1 year	51,396	49,420
Between 1 and 2 years	4,343	39,137
Above 2 years	629	—

	56,368	88,557